Retirement benefits - Narrative (Details) £ in Millions		12 Months Ended
	Jul. 01, 2025 GBP (£)	Dec. 31, 2025 GBP (£) director contract	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Sep. 30, 2024 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		£ 122	£ 150	£ 119
Surplus in plan		£ 3,083	3,099
Number of longevity reinsurance contracts | contract		2
Percentage of current pensioner liabilities covered		70.00%
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		3
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid		£ (1,189)	(1,221)
Fair value of plan assets | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments		0	0
Bonds		0	0
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		135	168
Benefits paid		1,197	1,226
UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		135
UKRF | UK | Barclays Bank UK PLC
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		9
UKRF | UK | Barclays Execution Services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		4
Section 75 Contribution Plan
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid		0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		£ 703	£ 695
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations		96.00%	96.00%
Increase (decrease) in net defined benefit liability (asset) resulting from transfer to a separate pension plan	£ 53
Surplus in plan		£ 3,181	£ 3,199		£ 1,750
Benefits paid		1,158	1,189
Transfers out of the fund and contribution refunds		£ 145	£ 165
Percentage of longevity risk for current pensioners reinsured		70.00%
Estimate of contributions expected to be paid to plan for next annual reporting period		£ 11
Pension defined benefit plans | UKRF | UK | Actuarial assumption of key financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation increase (decrease)		(0.20%)
Future mortality improvement percentage		1.10%	1.25%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool		£ 8,400
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool		100.00%
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in net defined benefit liability (asset) resulting from transfer to a separate pension plan	750
Benefits paid		£ (1,158)	£ (1,189)
Percentage of fair value of scheme assets invested in liability driven investment strategies		39.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in net defined benefit liability (asset) resulting from transfer to a separate pension plan	£ 697
Current service cost		£ 120	£ 155
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF		11 years	11 years
Duration of expected benefits are projected to be paid out		50 years
Benefits paid		£ 1,158	£ 1,189
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		35.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		34.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		20.00%
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		£ 98	£ 99